Segment information (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Revenues	$ 657,599	$ 625,706	$ 611,728
Costs	258,185	245,375	203,399
Gross profit / (loss)	399,414	380,331	408,329
Net gain / (loss) from fair value adjustment of investment properties	193,797	(3,338)	(652,773)
General and administrative expenses	(95,916)	(91,666)	(95,017)
Selling expenses	(36,614)	(32,027)	(32,319)
Other operating results, net	(15,324)	(22,775)	(8,879)
(Loss) / profit from operations	445,357	230,525	(380,659)
Operations Center in Argentina [Member] | Other [Member]
Statement [Line Items]
Revenues	11,300	8,960	7,154
Costs	4,673	5,450	5,050
Gross profit / (loss)	6,627	3,510	2,104
Net gain / (loss) from fair value adjustment of investment properties	2,691	(761)	(538)
General and administrative expenses	(19,704)	(18,913)	(17,933)
Selling expenses	(1,880)	(2,021)	(1,607)
Other operating results, net	(3,048)	3,556	1,536
(Loss) / profit from operations	(15,314)	(14,629)	(16,438)
Share of profit of associates and joint ventures	37,811	33,830	62,859
Segment profit / (loss)	22,497	19,201	46,421
Investment properties and trading properties	5,429	2,812	4,210
Investment in associates and joint ventures	253,633	226,631	231,573
Other operating assets	12,200	9,490	9,542
Reportable assets	271,262	238,933	245,325
Operations Center in Argentina [Member] | Shopping Malls [Member]
Statement [Line Items]
Revenues	368,822	361,288	334,495
Costs	37,569	27,651	19,949
Gross profit / (loss)	331,253	333,637	314,546
Net gain / (loss) from fair value adjustment of investment properties	260,615	592,917	(27,810)
General and administrative expenses	(41,821)	(38,728)	(40,232)
Selling expenses	(23,837)	(18,077)	(16,770)
Other operating results, net	(603)	(668)	(5,288)
(Loss) / profit from operations	525,607	869,081	224,446
Share of profit of associates and joint ventures	0	0	0
Segment profit / (loss)	525,607	869,081	224,446
Investment properties and trading properties	2,259,987	1,947,450	1,285,286
Investment in associates and joint ventures	0	0	0
Other operating assets	6,295	6,904	4,562
Reportable assets	2,266,282	1,954,354	1,289,848
Operations Center in Argentina [Member] | Offices [Member]
Statement [Line Items]
Revenues	29,203	26,796	30,243
Costs	3,679	2,326	2,201
Gross profit / (loss)	25,524	24,470	28,042
Net gain / (loss) from fair value adjustment of investment properties	(24,770)	(198,907)	(129,562)
General and administrative expenses	(2,570)	(3,201)	(3,329)
Selling expenses	(1,196)	(1,190)	(335)
Other operating results, net	84	243	(117)
(Loss) / profit from operations	(2,928)	(178,585)	(105,301)
Share of profit of associates and joint ventures	0	0	0
Segment profit / (loss)	(2,928)	(178,585)	(105,301)
Investment properties and trading properties	316,252	337,699	565,226
Investment in associates and joint ventures	0	0	0
Other operating assets	1,007	682	603
Reportable assets	317,259	338,381	565,829
Operations Center in Argentina [Member] | Sales and Developments [Member]
Statement [Line Items]
Revenues	28,866	17,042	17,215
Costs	18,039	23,944	9,950
Gross profit / (loss)	10,827	(6,902)	7,265
Net gain / (loss) from fair value adjustment of investment properties	(45,415)	(393,213)	(495,542)
General and administrative expenses	(19,078)	(15,498)	(16,404)
Selling expenses	(3,812)	(4,161)	(6,025)
Other operating results, net	(11,650)	(25,468)	(3,692)
(Loss) / profit from operations	(69,128)	(445,242)	(514,398)
Share of profit of associates and joint ventures	0	0	0
Segment profit / (loss)	(69,128)	(445,242)	(514,398)
Investment properties and trading properties	1,072,144	1,069,145	1,360,852
Investment in associates and joint ventures	0	0	0
Other operating assets	176	152	100,874
Reportable assets	1,072,320	1,069,297	1,461,726
Operations Center in Argentina [Member] | Hotels [Member]
Statement [Line Items]
Revenues	88,748	86,266	114,637
Costs	59,871	57,303	53,649
Gross profit / (loss)	28,877	28,963	60,988
Net gain / (loss) from fair value adjustment of investment properties	0	0	0
General and administrative expenses	(13,344)	(15,988)	(17,394)
Selling expenses	(6,104)	(6,747)	(7,829)
Other operating results, net	(437)	(633)	(2,106)
(Loss) / profit from operations	8,992	5,595	33,659
Share of profit of associates and joint ventures	0	0	0
Segment profit / (loss)	8,992	5,595	33,659
Investment properties and trading properties	0	0	0
Investment in associates and joint ventures	0	0	0
Other operating assets	62,050	60,408	58,973
Reportable assets	62,050	60,408	58,973
Operations Center in Argentinas [Member]
Statement [Line Items]
Revenues	526,939	500,352	503,744
Costs	123,831	116,674	90,799
Gross profit / (loss)	403,108	383,678	412,945
Net gain / (loss) from fair value adjustment of investment properties	193,121	36	(653,452)
General and administrative expenses	(96,517)	(92,328)	(95,292)
Selling expenses	(36,829)	(32,196)	(32,566)
Other operating results, net	(15,654)	(22,970)	(9,667)
(Loss) / profit from operations	447,229	236,220	(378,032)
Share of profit of associates and joint ventures	37,811	33,830	62,859
Segment profit / (loss)	485,040	270,050	(315,173)
Investment properties and trading properties	3,653,812	3,357,106	3,215,574
Investment in associates and joint ventures	253,633	226,631	231,573
Other operating assets	81,728	77,636	174,554
Reportable assets	$ 3,989,173	$ 3,661,373	$ 3,621,701